Distillate U.S. Fundamental Stability & Value ETF
Schedule of Investments
June 30, 2022 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Basic Materials - 3.1%
45,631	Celanese Corporation	$5,366,662
55,378	Eastman Chemical Company	4,971,283
50,953	PPG Industries, Inc.	5,825,966
54,535	Westlake Corporation	5,345,521
		21,509,432
	Communications - 9.5%
5,723	Alphabet, Inc. - Class A (a)	12,471,905
249,622	Cisco Systems, Inc.	10,643,882
316,665	Comcast Corporation - Class A	12,425,935
48,619	Etsy, Inc. (a)	3,559,397
173,071	Fox Corporation - Class A	5,565,963
72,971	GoDaddy, Inc. - Class A (a)	5,075,863
71,564	Meta Platforms, Inc. - Class A (a)	11,539,695
77,431	Omnicom Group, Inc.	4,925,386
		66,208,026
	Consumer, Cyclical - 16.2%
28,951	Advance Auto Parts, Inc.	5,011,129
3,402	AutoZone, Inc. (a)	7,311,306
159,792	BorgWarner, Inc.	5,332,259
34,113	Cummins, Inc.	6,601,889
21,182	Deckers Outdoor Corporation (a)	5,408,824
73,700	Hasbro, Inc.	6,034,556
52,459	Home Depot, Inc.	14,387,930
136,689	LKQ Corporation	6,710,063
54,783	Lowe's Companies, Inc.	9,568,947
1,454	NVR, Inc. (a)	5,822,020
9,940	O'Reilly Automotive, Inc. (a)	6,279,694
79,715	PACCAR, Inc.	6,563,733
56,796	Polaris, Inc.	5,638,707
72,349	Ross Stores, Inc.	5,081,070
41,658	Target Corporation	5,883,359
123,372	TJX Companies, Inc.	6,890,326
42,780	Williams-Sonoma, Inc.	4,746,441
		113,272,253
	Consumer, Non-cyclical - 33.7% (b)
115,332	AbbVie, Inc.	17,664,249
48,751	Amgen, Inc.	11,861,118
67,967	Booz Allen Hamilton Holding Corporation	6,141,498
46,326	Cigna Corporation	12,207,827
96,723	Colgate-Palmolive Company	7,751,381
123,364	CVS Health Corporation	11,430,908
21,612	Elevance Health, Inc.	10,429,519
25,418	FleetCor Technologies, Inc. (a)	5,340,576
104,993	General Mills, Inc.	7,921,722
52,700	Global Payments, Inc.	5,830,728
34,811	HCA Healthcare, Inc.	5,850,337
69,337	Henry Schein, Inc. (a)	5,320,921
62,087	Horizon Therapeutics plc (a)	4,952,059
44,783	J.M. Smucker Company	5,732,672
124,134	Johnson & Johnson	22,035,026
24,864	Laboratory Corporation of America Holdings	5,827,127
25,398	McKesson Corporation	8,285,082
81,619	Monster Beverage Corporation (a)	7,566,081
83,378	PayPal Holdings, Inc. (a)	5,823,120
127,189	Philip Morris International, Inc.	12,558,642
12,485	Regeneron Pharmaceuticals, Inc. (a)	7,380,258
51,958	Robert Half International, Inc.	3,891,135
76,635	Tyson Foods, Inc. - Class A	6,595,208
18,387	United Rentals, Inc. (a)	4,466,386
39,569	UnitedHealth Group, Inc.	20,323,825
40,915	Universal Health Services, Inc. - Class B	4,120,550
29,625	Vertex Pharmaceuticals, Inc. (a)	8,348,029
		235,655,984
	Energy - 1.9%
78,756	Chesapeake Energy Corporation	6,387,112
55,281	Diamondback Energy, Inc.	6,697,293
		13,084,405
	Financial - 3.4%
11,683	BlackRock, Inc.	7,115,414
85,079	Brown & Brown, Inc.	4,963,509
72,727	CBRE Group, Inc. - Class A (a)	5,353,434
33,826	LPL Financial Holdings, Inc.	6,240,221
		23,672,578
	Industrial - 17.3%
61,671	3M Company	7,980,844
92,749	A.O. Smith Corporation	5,071,515
53,654	Allegion plc	5,252,727
47,901	AMETEK, Inc.	5,263,841
80,808	Fortune Brands Home & Security, Inc.	4,838,783
46,296	Honeywell International, Inc.	8,046,708
32,119	Hubbell, Inc.	5,735,811
31,005	IDEX Corporation	5,631,438
80,397	II-VI, Inc. (a)	4,096,227
35,213	Illinois Tool Works, Inc.	6,417,569
123,308	Ingersoll Rand, Inc.	5,188,801
119,456	Knight-Swift Transportation Holdings, Inc.	5,529,618
21,397	Lockheed Martin Corporation	9,199,854
36,047	Middleby Corporation (a)	4,518,852
68,529	Owens Corning	5,092,390
38,729	Packaging Corporation of America	5,325,237
24,661	Parker-Hannifin Corporation	6,067,839
29,740	Snap-on, Inc.	5,859,672
13,092	Teledyne Technologies, Inc. (a)	4,910,940
43,316	Trane Technologies plc	5,625,449
137,927	Westrock Company	5,495,012
		121,149,127
	Technology - 14.8%
90,420	Activision Blizzard, Inc.	7,040,101
72,817	Amdocs, Ltd.	6,066,384
22,387	Broadcom, Inc.	10,875,828
78,044	Cognizant Technology Solutions Corporation - Class A	5,267,190
20,089	EPAM Systems, Inc. (a)	5,921,835
81,856	Fidelity National Information Services, Inc.	7,503,740
81,883	Fiserv, Inc. (a)	7,285,131
15,020	Lam Research Corporation	6,400,773
92,041	Microchip Technology, Inc.	5,345,741
110,618	Micron Technology, Inc.	6,114,963
75,632	NetApp, Inc.	4,934,232
50,939	Qorvo, Inc. (a)	4,804,567
49,141	Skyworks Solutions, Inc.	4,552,422
86,223	SS&C Technologies Holdings, Inc.	5,006,970
52,364	Teradyne, Inc.	4,689,196
65,234	VMware, Inc. - Class A	7,435,371
15,102	Zebra Technologies Corporation (a)	4,439,233
		103,683,677
	TOTAL COMMON STOCKS (Cost $783,235,528)	698,235,482

	SHORT-TERM INVESTMENTS - 0.1%
326,447	First American Government Obligations Fund - Class X, 1.29% (c)	326,447
	TOTAL SHORT-TERM INVESTMENTS (Cost $326,447)	326,447
	TOTAL INVESTMENTS - 100.0% (Cost $783,561,975)	698,561,929
	Other Assets in Excess of Liabilities - 0.0% (d)	224,776
	NET ASSETS - 100.0%	$698,786,705

	Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent that the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Rate shown is the annualized seven-day yield as of June 30, 2022.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure at June 30, 2022 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Accounting principles generally accepted in the United
States of America ("U.S. GAAP") establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of June 30, 2022:

Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$698,235,482	$-	$-	$698,235,482
Short-Term Investments	326,447	-	-	326,447
Total Investments in Securities	$698,561,929	$-	$-	$698,561,929
^ See Schedule of Investments for breakout of investments by sector classifications.

For the period ended June 30, 2022, the Fund did not recognize any transfers to or from Level 3.